Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES
(a)	Operating lease commitments

As of December 31, 2021, future minimum commitments under non-cancelable agreements were as follows:

Rental
RMB
2022	484

The operating commitments as of December 31, 2021 presented above mainly consist of the short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of–use assets and lease liabilities.

(b)	Capital and other commitment

Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	Year ended December 31,
	2020	2021
Property, plant and equipment	—	116,527

(c)	Legal proceedings

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows.

However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. If an unfavorable outcome were to occur, there exists the possibility of a material adverse impact on the Group’s financial position and results of operations for the periods in which the unfavorable outcome occurs.